Derivatives (Tables)	6 Months Ended
Jun. 30, 2013
Derivative Instruments and Hedging Activities Disclosure [Abstract]:
Schedule of Notional Amounts of Outstanding Derivative Positions [Table Text Block]

Effective date	Termination date	Notional amount on effective date	Fixed rate (Costamare pays)	Floating rate (Costamare receives)	Fair value Dec. 31, 2012	Fair value June. 30, 2013
30/6/2008	30/6/2015	425,000	4.03%p.a.	USD LIBOR 3M BBA	(18,407)	(13,072)
30/6/2008	30/6/2015	75,000	4.03%p.a.	USD LIBOR 3M BBA	(3,248)	(2,307)
30/9/2008	30/6/2015	100,000	4.09%p.a.	USD LIBOR 3M BBA	(4,403)	(3,126)
30/9/2008	30/6/2015	250,000	4.02%p.a.	USD LIBOR 3M BBA	(10,775)	(7,655)
16/5/2008	16/5/2014	75,000	3.88%p.a.	USD LIBOR 6M BBA	(2,671)	(1,778)
16/5/2008	16/5/2014	75,000	3.88%p.a.	USD LIBOR 6M BBA	(2,671)	(1,778)
17/6/2008	17/6/2013	73,000	3.57%p.a.	USD LIBOR 6M BBA	(787)	-
17/6/2008	17/6/2013	73,000	3.57%p.a.	USD LIBOR 6M BBA	(787)	-
21/2/2007	21/2/2017	85,000	Zero cost Interest rate Collar*		(11,122)	(8,756)
4/8/2008	5/8/2013	74,000	3.60%p.a.	USD LIBOR 6M BBA	(1,592)	(806)
30/6/2011	29/6/2018	50,000	3.45%p.a.	USD LIBOR 3M BBA	(19,783)	(13,911)
30/9/2011	29/6/2018	20,000	4.05%p.a.	USD LIBOR 3M BBA	(26,075)	(19,561)
28/9/2012	29/6/2018	40,000	3.60%p.a.	USD LIBOR 3M BBA	(5,852)	(4,020)
22/8/2011	22/8/2018	65,000	2.79%p.a.	USD LIBOR 6M BBA	(5,087)	(3,248)
31/1/2013	15/12/2020	133,700	3.51%p.a.	USD LIBOR 6M BBA	(16,672)	(11,648)
15/1/2014	15/1/2021	67,781	2.94%p.a.	USD LIBOR 3M BBA	(4,931)	(2,353)
15/2/2014	15/2/2021	67,781	2.99%p.a.	USD LIBOR 3M BBA	(4,990)	(2,354)
15/3/2014	15/3/2021	67,781	3.03%p.a.	USD LIBOR 3M BBA	(5,019)	(2,329)
5/4/2013	5/4/2020	30,000	2.39%p.a.	USD LIBOR 3M BBA	(1,892)	(923)
30/4/2013	30/4/2020	30,000	2.49%p.a.	USD LIBOR 3M BBA	(1,949)	(912)
30/6/2013	30/6/2020	30,000	2.58%p.a.	USD LIBOR 3M BBA	(2,009)	(916)
30/6/2013	30/6/2020	30,000	2.41%p.a.	USD LIBOR 3M BBA	(1,751)	(692)
5/4/2013	5/4/2020	30,000	2.24%p.a.	USD LIBOR 3M BBA	(1,684)	(722)
30/4/2013	30/4/2020	30,000	2.32%p.a.	USD LIBOR 3M BBA	(1,703)	(688)
30/6/2013	30/6/2020	16,400	2.46%p.a.	USD LIBOR 3M BBA	(1,050)	(434)
30/4/2013	30/4/2020	16,400	2.38%p.a.	USD LIBOR 3M BBA	(1,030)	(381)
5/4/2013	5/4/2020	16,400	2.29%p.a.	USD LIBOR 3M BBA	(1,006)	(450)
28/6/2013	23/6/2020	76,400	1.53%p.a.	USD LIBOR 3M BBA	-	1,490
30/9/2013	30/9/2020	76,400	1.60%p.a.	USD LIBOR 3M BBA	-	1,740

				Total fair value	(158,946)	(101,590)

*      Notional amount $85,000 amortizing zero-cost collar (2.23%-6.00%) with knock-in floor sold at 2.23% and struck at 6.00%, as a 10-year forward hedge, covering the period from February 2007 to February 2017. The agreement guarantees that the interest rate payable on the Company's loans throughout the 10-year period will always remain between 2.23% and 6.00% excluding margin.

Schedule of Derivatives in ASC 815 Cash Flow Hedging Relationships [Table Text Block]

			The Effect of Derivative Instruments for the six-month periods ended June 30, 2012 and 2013

			Derivatives in ASC 815 Cash Flow Hedging Relationships
			Location of Gain / (Loss) Recognized in Income on Derivative (Ineffective Portion)

	Amount of Gain / (Loss) Recognized in Accumulated OCI on Derivative (Effective Portion)			Amount of Gain / (Loss) Recognized in Income on Derivative (Ineffective Portion)
	2012	2013		2012	2013
Interest rate swaps	10,750	77,386	Gain / (loss) on derivative instruments	-	-
Reclassification to Net Income	(21,904)	(20,030)
Total	(11,154)	57,356		-	-

Schedule of Derivatives Not Designated as Hedging Instruments under ASC 815 [Table Text Block]

	Derivatives Not Designated as Hedging Instruments under ASC 815
	Location of Gain (Loss) Recognized on Derivative	Amount of Gain / (Loss) Recognized in Income on Derivative
		2012	2013
Interest rate swaps	Gain / (loss) on derivative instruments	(1,517)	5,585
Forward contracts	Gain / (loss) on derivative instruments	838	(125)
Total		(679)	5,460